Inventories - Schedule of Components of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 32,552	$ 35,883
Work-in-process	312,953	277,996
Finished goods	50,011	42,399
Rotable assets	57,460	57,282
Total inventories	$ 452,976	$ 413,560